Consolidated statement of financial position of Aegon N.V. - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	€ 10,768	€ 11,347
Assets held for sale	5,249	8,705
Investments	136,804	156,303
Investments for account of policyholders	194,063	203,610
Derivatives	5,912	8,318
Investments in joint ventures	1,712	1,614
Investments in associates	308	270
Reinsurance assets	19,202	11,208
Defined benefit assets	55	51
Deferred tax assets	79	87
Deferred expenses	10,135	11,423
Other assets and receivables	10,002	10,667
Intangible assets	1,633	1,820
Assets	395,923	425,425
Financial fixed assets
Cash and cash equivalents	10,768	11,347
Assets	395,923	425,425
Equity and liabilities
Shareholders' Equity	20,288	20,520
Other equity instruments	3,794	3,797
Issued capital and reserves attributable to owners of Aegon N.V.	24,082	24,318
Non-controllinginterests	20	23
Group equity	24,102	24,341
Subordinated borrowings	764	767
Trust pass-through securities	133	156
Insurance contracts	110,818	119,569
Insurance contracts for account of policyholders	122,168	120,929
Investment contracts	16,943	19,572
Investment contracts for account of policyholders	74,434	84,774
Derivatives	7,130	8,878
Borrowings	13,635	13,153
Provisions	210	173
Defined benefit liabilities	4,005	4,817
Deferred gains	13	64
Deferred tax liabilities	1,029	2,201
Liabilities held for sale	5,003	8,816
Other liabilities	15,208	16,978
Accruals	329	237
Total liabilities	371,821	401,084
Total equity and liabilities	395,923	425,425
Shareholders' equity
Share capital	322	319
Revaluation account	4,920	5,381
Remeasurement of defined benefit plans of group companies	(1,669)	(1,820)
Group equity	24,102	24,341
Other equity instruments	3,794	3,797
Subordinated borrowings	764	767
Long-term borrowings	11,943	11,251
Deferred tax liability	1,029	2,201
Other	15,208	16,978
Total liabilities	371,821	401,084
Total equity and liabilities	395,923	425,425
Aegon N.V [member]
Assets
Cash and cash equivalents	1,068	879
Assets	27,139	27,675
Financial fixed assets
Shares in group companies	23,117	22,219
Loans to group companies	2,690	4,123
Investments, Total	25,807	26,342
Receivables from group companies	36	80
Other receivables	146	219
Other	74	140
Accrued interest and rent	8	15
Receivables	264	454
Cash and cash equivalents	1,068	879
Assets	27,139	27,675
Equity and liabilities
Other equity instruments	3,794	3,797
Group equity	20,288	20,520
Subordinated borrowings	764	767
Deferred tax liabilities	89	159
Other liabilities	125	242
Total liabilities	3,059	3,359
Total equity and liabilities	27,139	27,675
Shareholders' equity
Share capital	322	319
Paid-in surplus	7,731	7,873
Revaluation account	5,017	5,450
Remeasurement of defined benefit plans of group companies	(1,669)	(1,820)
Legal reserves - foreign currency translation reserve	(401)	1,316
Legal reserves in respect of group companies	1,122	1,169
Retained earnings, including treasury shares	5,696	5,776
Net income / (loss)	2,469	437
Group equity	20,288	20,520
Other equity instruments	3,794	3,797
Total equity	24,082	24,318
Subordinated borrowings	764	767
Long-term borrowings	1,801	1,832
Non-current liabilities	2,565	2,599
Short term deposits	73	128
Loans from group companies	62	62
Payables to group companies	123	140
Deferred tax liability	89	159
Other	125	242
Accruals and deferred income	22	29
Current liabilities	494	760
Total liabilities	3,059	3,359
Total equity and liabilities	€ 27,139	€ 27,675